38) Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Shareholders Equity Tables Abstract
Composition of share capital in number of shares
i.	Composition of share capital in number of shares

The share capital, which is fully subscribed and paid, is divided into registered shares with no par value.

	On December 31
	2020	2019
Common	4,435,106,575	4,031,915,068
Preferred	4,435,106,111	4,031,914,646
Subtotal - Securities purchased under agreements to resell	8,870,212,686	8,063,829,714
Treasury (common shares)	(7,307,259)	(6,642,963)
Treasury (preferred shares)	(27,378,542)	(24,889,584)
Total outstanding shares	8,835,526,885	8,032,297,167

Changes in capital stock, in number of shares
ii.	Changes in share capital, in number of shares

	Common	Preferred	Total
Number of outstanding shares as at December 31, 2019	4,025,272,105	4,007,025,062	8,032,297,167
Increase of capital stock with issuing of shares – bonus of 10% (1)	403,191,507	403,191,465	806,382,972
Increase of shares in treasury – bonus of 10%	(664,296)	(2,488,958)	(3,153,254)
Number of outstanding shares as at December 31, 2020	4,427,799,316	4,407,727,569	8,835,526,885

1) It benefited the shareholders registered in the records of Bradesco on April 13, 2020.

Schedule of Interest on shareholders' equity/dividends were paid or recognized in provisions

Interest on shareholders’ equity/dividends were paid or recognized in provisions, as follows:

Description	R$ thousand
	Per share (gross)		Gross amount paid	Withholding Income Tax (IRRF) (15%)	Net amount paid
	Common	Preferred
Monthly interest on shareholders’ equity paid	0.206998	0.227698	1,672,858	250,929	1,421,929
Intermediary interest on shareholders’ equity paid	0.172536	0.189790	1,455,000	218,250	1,236,750
Supplementary interest on shareholders´ equity paid	0.503380	0.553718	4,245,000	636,750	3,608,250
Extraordinary dividends paid	0.948654	1.043520	8,000,000	-	8,000,000
Supplementary dividends paid	0.058214	0.064035	490,918	-	490,918
Total accrued on December 31, 2019	1.889782	2.078761	15,863,776	1,105,929	14,757,847

Monthly interest on shareholders’ equity paid	0.206998	0.227698	1,861,951	279,293	1,582,658
Supplementary interest on shareholders´ equity paid (1)	0.377521	0.415273	3,502,000	525,300	2,976,700
Supplementary interest on shareholders’ equity provisioned	0.019838	0.021821	184,020	27,603	156,417
Total accrued on December 31, 2020	0.604357	0.664792	5,547,971	832,196	4,715,775
(1) Paid on January 7, 2021.